[Sketch of L. Roy Papp appears here]


                              PAPP FOCUS FUND, INC.
                                 A No-Load Fund






                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1999









                                                    Managed by:
                                                    L. Roy Papp & Associates
                                                    6225 North 24th Street
                                                    Suite 150
                                                    Phoenix, AZ  85016
                                                    (602)956-1115 Local
                                                    (800)421-4004
                                                    E-mail: invest@roypapp.com
                                                    Web: http://www.roypapp.com

                              PAPP FOCUS FUND, INC.



Dear Fellow Shareholder:


Despite the fine year-end performance and first quarter earnings reports by almost all of the companies in our Fund, we made little progress during the first half of 1999 being up a little less than one percent. However, since inception on March 2, 1998 we were up 33.7% which was slightly better than the Standard & Poor's 500 Stock Index. In particular, some of our smaller companies including American Power Conversion, G&K Services, Office Depot, Steiner Leisure, and T. Rowe Price were virtually ignored in the marketplace even though their earnings were more than satisfactory.

We have not sold any of these stocks, nor do we intend to do so as long as they continue to produce results in line with our expectations. Since this is a non-diversified mutual fund holding a small number of stocks and emphasizing a very few, we expected the substantial volatility experienced during the first half of the year. Many investors, especially the professionals, are notoriously fickle in their stock selection process, moving from growth companies to the so called "value" stocks with great speed as they did for a short time early this year.

We, on the other hand, are long-term investors in growth stocks. We do not use Wall Street research believing that to be an exercise in futility. Instead, we rely on the efforts of our own research staff and our partners, seven of whom are Chartered Financial Analysts (CFAs). Our goal is to seek and purchase good quality companies that have a successful history, have been able to increase their earnings year after year on a reasonably consistent basis, have no or little debt, whose products seem superior to the competition, and whose management respects the interests of its stockholders.

Our companies have one thing in common: all have some international exposure. In addition, most are heavily involved in electronic or medical technology. We believe that a major percentage of our future growth will result from our participation in globalization and technology and we will make every effort to own shares of those companies most likely to succeed in these outstanding opportunities.



                                                  Warmest regards,

                                                  /s/ L. Roy Papp

                                                  L. Roy Papp, Chairman
                                                  August 1, 1999

                             PAPP FOCUS FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)
                                                                                           Number                   Market
                                  Common Stocks                                            of Shares                Value
--------------------------------------------------------------------------------       -------------          -------------------
FINANCIAL SERVICES (20.1%)
   American International Group
     (Major international insurance holding company)                                        1,750              $         204,859
   State Street Corporation
     (Provider of U.S. and global securities custodial services)                            2,500                        213,437
   T. Rowe Price Associates, Inc.
     (No-load mutual fund company)                                                         11,000                        422,125
                                                                                                               -----------------
                                                                                                                         840,421
                                                                                                               -----------------

SPECIALTY RETAILING (14.8%)
   Office Depot *
     (Leading retailer and direct marketer of office supplies)                             18,000                        397,125
   Wal-Mart Stores, Inc.
     (Leading discount retailer)                                                            4,600                        221,950
                                                                                                               -----------------
                                                                                                                         619,075
                                                                                                               -----------------

INDUSTRIAL SERVICES (13.1%)
   G & K Services, Inc. Class A
     (Uniform rental service)                                                               4,200                        219,975
   Interpublic Group of Companies, Inc.
     (Worldwide advertising agencies)                                                       3,800                        329,175
                                                                                                               -----------------
                                                                                                                         549,150
                                                                                                               -----------------

COMPUTER EQUIPMENT (12.3%)
   Intel Corporation
     (Manufacturer of microprocessors, microcontrollers, and
      memory chips)                                                                         3,400                        202,300
   International Business Machines Corporation
     (Global provider of information technology, hardware,
      software and services)                                                                2,400                        310,200
                                                                                                               -----------------
                                                                                                                         512,500
                                                                                                               -----------------

CONSUMER SERVICES (10.1%)
   Steiner Leisure Ltd. *
     (Provider of spa services, beauty salons, and health
     clubs on cruise ships)                                                                14,000                        424,375
                                                                                                               -----------------


ELECTRICAL EQUIPMENT (8.2%)
   American Power Conversion *
     (Leading producer of uninterruptible power supply products)                           17,000                        342,125
                                                                                                               -----------------


*Non-income producing security



The accompanying notes are an integral part of this financial statement.

                                       3


                             PAPP FOCUS FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JUNE 30, 1999
                                  (UNADUDITED)

                                                                                           Number                   Market
                            Common Stocks (continued)                                      of Shares                 Value
--------------------------------------------------------------------------------       -------------          -------------------
PHARMACEUTICAL (5.3%)
   Merck & Company
     (Prescription pharmaceuticals)                                                         3,000               $        222,000
                                                                                                               -----------------

SOFTWARE (5.2%)
   Microsoft Corporation *
     (Personal computer software)                                                           2,400                        216,450
                                                                                                               -----------------

MEDICAL PRODUCTS (5.0%)
   Medtronic, Inc.
     (Manufacturer of implantable biomedical devices)                                       2,700                        210,263
                                                                                                               -----------------

RESTAURANTS (4.9%)
   McDonald's Corporation
     (Fast food restaurants and franchising)                                                5,000                        206,563
                                                                                                               -----------------

HEALTHCARE SERVICES (4.7%)
   Techne Corporation *
     (Leading producer of raw materials for biotechnology industry)                         7,800                        197,925
                                                                                                               -----------------

TOTAL COMMON STOCKS - 103.7%                                                                                           4,340,847
CASH AND OTHER ASSETS, LESS LIABILITIES - (3.7%)                                                                        (154,503)
                                                                                                               -----------------
NET ASSETS - 100%                                                                                               $      4,186,344
                                                                                                               =================

NET ASSET VALUE PER SHARE
(Based on 313,075 shares outstanding at June 30, 1999)                                                          $          13.37
                                                                                                               =================



*Non-income producing security


The accompanying notes are an integral part of this financial statement.


                             PAPP FOCUS FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999
                                  (UNAUDITED)




                                     ASSETS

Investment in securities at market value (original
   cost $3,437,003 at June 30, 1999) (Note 1)                                                     $     4,340,847
Cash                                                                                                      150,833
Dividends and interest receivable                                                                           2,763
Receivable for securities sold                                                                             25,404
                                                                                                  ---------------
          Total assets                                                                            $     4,519,847
                                                                                                  ===============


                                  LIABILITIES

Accrued expenses                                                                                  $        13,134
Redemptions payable                                                                                       320,369
                                                                                                  ---------------
          Total liabilities                                                                       $       333,503
                                                                                                  ===============

                                   NET ASSETS

Paid-in capital                                                                                   $     3,372,304
Accumulated undistributed net realized loss
   on sale of investments                                                                                 (63,007)
Accumulated undistributed net investment loss                                                             (26,797)
Net unrealized gain on investments                                                                        903,844
                                                                                                  ---------------

          Net assets applicable to Fund shares outstanding                                        $     4,186,344
                                                                                                  ===============


Fund shares outstanding                                                                                   313,075
                                                                                                  ===============

Net Asset Value Per Share (net assets/share
outstanding)                                                                                      $         13.37
                                                                                                  ===============



The accompanying notes are an integral part of this financial statement.


                             PAPP FOCUS FUND, INC.
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME:
  Dividends                                                                                       $         9,806
  Interest                                                                                                  2,098
                                                                                                  ---------------
     Total investment income                                                                               11,904
                                                                                                  ---------------

EXPENSES:
  Management fee (Note 3)                                                                                  21,847
  Filing fees                                                                                               4,500
  Legal fees                                                                                                3,608
  Auditing fees                                                                                             2,750
  Custodial fees                                                                                            2,717
  Directors' attendance fees                                                                                  600
                                                                                                  ---------------
     Total expenses                                                                                        36,022
                                                                                                  ---------------

  Less fees waived by adviser (Note 3)                                                                     (8,713)
                                                                                                  ---------------
     Net expenses                                                                                          27,309
                                                                                                  ---------------

Net investment loss                                                                                       (15,405)
                                                                                                  ---------------

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS:
  Proceeds from sales of securities                                                                     1,093,863
  Cost of securities sold                                                                              (1,123,462)
                                                                                                  ---------------
  Net realized loss on securities sold                                                                    (29,599)
                                                                                                  ---------------

  Net change in unrealized gain on investments                                                             48,473
                                                                                                  ---------------

Net realized and unrealized gain on investments                                                            18,874
                                                                                                  ---------------

Net increase in net assets resulting from operations                                              $         3,469
                                                                                                  ===============


The accompanying notes are an integral part of this financial statement.


                             PAPP FOCUS FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999
                     AND FOR THE PERIOD FROM MARCH 2, 1998
           (DATE OF COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998
                                  (UNADUDITED)

                                                                                SIX MONTHS ENDED                  PERIOD ENDED
                                                                                   JUNE 30,                         DECEMBER 31,
FROM OPERATIONS:                                                                     1999                              1998
                                                                                ----------------                 ---------------
Net investment loss                                                              $       (15,405)                $       (11,392)
Net realized loss on securities sold                                                     (29,599)                        (33,408)
Net change in unrealized gain on investments                                              48,473                         855,372
                                                                                ----------------                 ---------------
     Increase in net assets resulting fromtions                                            3,469                         810,572
                                                                                ----------------                 ---------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                                                          -                               -
Net realized gain on securities sold                                                           -                               -
                                                                                ----------------                 ---------------
     Decrease in net assets resulting from
     distributions to shareholders                                                             -                               -
                                                                                ----------------                 ---------------

FROM SHAREHOLDER TRANSACTIONS:
Proceeds from sale of shares                                                           1,049,121                       3,532,754
Net asset value of shares issued to shareholders
   in reinvestment of net investment income and
   net realized gain on securities sold                                                        -                               -
Payments for redemption of shares                                                       (897,639)                       (311,933)
                                                                                ----------------                 ---------------
     Increase in net assets resulting
     from shareholder transactions                                                       151,482                       3,220,821
                                                                                ----------------                 ---------------

Total increase in net assets                                                             154,951                       4,031,393

Net assets at beginning of the period                                                  4,031,393                               -
                                                                                ----------------                 ---------------

Net assets at end of period                                                      $     4,186,344                 $     4,031,393
                                                                                ================                 ===============




The accompanying notes are an integral part of these financial statements.

                              PAPP FOCUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1999
                                   (UNAUDITED)



(1)   SIGNIFICANT ACCOUNTING POLICIES:

Papp Focus Fund, Inc. (the Fund) was incorporated on December 16, 1997 and is registered under the Investment Company Act of 1940 as an open-end, non-diversified management investment company. Operations of the Fund commenced on March 2, 1998. The Fund invests with the objective of long-term capital growth in the common stocks of a relatively small number of companies.

The policies described below are followed by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

         INVESTMENT IN SECURITIES

For purposes of computing the net asset value of a share of the Fund, securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Other securities traded over-the-counter are valued at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

The Fund's net asset value per share (NAV) is the value of a single share. It is computed by dividing the market value of a Fund's assets, less its liabilities, by the number of shares outstanding, and rounding the result to the nearest full cent. The NAV is determined as of the close of trading on the New York Stock Exchange, currently 4:00 p.m. New York City time, on any day on which that Exchange is open for trading.

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation or depreciation are calculated on the identified cost basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         FEDERAL INCOME TAXES

The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies. The Code requires that substantially all of the Fund's taxable income, as well as any net realized gain on sales of investments, are to be distributed to the shareholders. The Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.

(2)   DIVIDENDS AND DISTRIBUTIONS:

Dividends and capital gain distributions are reinvested in additional shares of the Fund unless the shareholder has requested in writing to be paid by check.

Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date.

(3)   TRANSACTIONS WITH AFFILIATES:

The Fund has an investment advisory and management services agreement with L. Roy Papp & Associates (Manager). The Manager receives from the Fund, as compensation for its services, a fee accrued daily and payable monthly at an annual rate of 1% of the Fund's net assets. The Manager will reimburse the Fund to the extent the Fund's regular operating expenses during any of its fiscal years exceed 1.25% of its average daily net asset value in such year. A management fee expense reimbursement of $8,713 and $2,950 was required in 1999 and 1998.

The Fund's independent directors receive $100 for each meeting of the Board of Directors attended on behalf of the Fund. Certain officers and/or directors of the Fund are also partners of the Manager and shareholders in the Fund. The Fund made no payments to its officers or directors, except to independent directors as stated above.

 (4)  PURCHASES AND SALES OF SECURITIES:

For the six months ended June 30,1999 and for the period from March 2, 1998 (date of commencement of operations) to December 31, 1998, investment transactions excluding short-term investments were as follows:

                                1999                        1998
                           ---------------            -----------------
Purchase at cost           $     1,571,195            $       4,225,923
Sales                            1,093,863                    1,203,246

(5)   CAPITAL SHARE TRANSACTIONS:

At June 30, 1999, there were 25,000,000 shares of $.01 par value capital stock authorized. Transactions in capital shares of the Fund were as follows:

                                                Proceeds               Shares
                                           -------------------      ------------
Six months ended June 30, 1999
Shares issued                               $        1,049,121           80,097
Dividends and distributions reinvested                       -                -
Shares redeemed                                       (897,639)         (69,500)
                                           -------------------      ------------
   Net increase                             $          151,482           10,597
                                           ===================      ============

Period ended December 31, 1998
Shares issued                               $        3,532,754          330,351
Dividends and distributions reinvested                       -                -
Shares redeemed                                       (311,933)         (27,873)
                                           -------------------      ------------
   Net increase                             $        3,220,821          302,478
                                           ===================      ============


(6)   UNREALIZED APPRECIATION:

Unrealized appreciation of portfolio securities for both financial statement and federal income tax purposes is as follows:

                                            1999                    1998
                                      ---------------         --------------
Market value                          $     4,340,847         $    3,844,641
Original cost                              (3,437,003)            (2,989,269)
                                      ---------------         --------------
      Net unrealized appreciation     $       903,844         $      855,372
                                      ===============         ==============



As of June 30, 1999, gross unrealized gains on investments in which market value exceeded cost totaled $903,844. There were no gross unrealized losses on any of the Fund's investments at June 30, 1999.

As of December 31, 1998, gross unrealized gains on investments in which market value exceeded cost totaled $855,372. There were no gross unrealized losses on any of the Fund's investments at December 31, 1998.

(7)   SELECTED FINANCIAL HIGHLIGHTS:

The following selected per share data has been calculated using revenues and expenses for the periods indicated, divided by the weighted average number of shares outstanding during the periods. The ratios are calculated using the revenues and expenses for the period, divided by the weighted average of the daily net assets of the Fund.

                                                Six months ended             Period Ended
                                                    June 30,                 December 31,
                                                      1999                     1998 (A)
                                                ------------------        -------------------

Net asset value, beginning of period                 $     13.33                $     10.00
Income from investment operations:
      Net investment loss
                                                           (0.04)                     (0.06)
      Net realized and unrealized
        gain (loss) on investments
                                                            0.08                       3.39
                                                ------------------        -------------------

          Total from investment operations                  0.04                       3.33

Less Distributions:
   Dividend from investment
      income                                                  -                         -
   Distribution of net realized
      gain                                                    -                         -
                                                ------------------        -------------------

          Total distributions                                 -                         -

Net asset value, end of period                       $     13.37                $     13.33
                                                ==================        ===================

          Total return                                     0.30%                     33.30%
                                                ==================        ===================

Ratios/Supplemental Data:
   Net assets, end of period                         $  4,186,344              $  4,031,393
   Expenses to average
      net assets (B)                                       1.25%*                     1.25%*
Investment income to
   average net assets (C)                                   .54%*                      .70%*
Portfolio turnover rate                                   50.44%*                    50.37%*


  *   Annualized
(A) From the date of commencement of operations (March 2, 1998).
(B) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 1.63% and 1.38% for the periods ended June 30, 1999 and December 31, 1998.
(C) Computed giving effect to investment adviser's expense limitation undertaking.

                              PAPP FOCUS FUND, INC.

                                    DIRECTORS
      James K. Ballinger                             Harry A. Papp
      Amy S. Clague                                  L. Roy Papp
      Robert L. Mueller                              Rosellen C. Papp
      Carolyn P. O'Malley                            Bruce C. Williams

                                    OFFICERS
      Chairman - L. Roy Papp                         President - Harry A. Papp

                                 VICE PRESIDENTS
      Victoria S. Cavallero                          Julie A. Hein
      George D. Clark, Jr.                           Robert L. Mueller
      Jeffrey N. Edwards                             Rosellen C. Papp
      Robert L. Hawley                               Bruce C. Williams

                          Secretary - Robert L. Mueller
                          Treasurer - Rosellen C. Papp
                       Assistant Treasurer - Julie A. Hein

                               INVESTMENT ADVISER
                            L. Roy Papp & Associates
                        6225 North 24th Street, Suite 150
                             Phoenix, Arizona 85016
                            Telephone: (602) 956-1115
                           E-mail: invest@roypapp.com
                           Web: http://www.roypapp.com

                                    CUSTODIAN
                            Founders Bank of Arizona
                          7335 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258

                     SHAREHOLDER SERVICES AND TRANSFER AGENT
                            L. Roy Papp & Associates
                        6225 North 24th Street, Suite 150
                             Phoenix, Arizona 85016
                            Telephone: (602) 956-1115
                                 (800) 421-4004

                         INDEPENDENT PUBLIC ACCOUNTANTS
                               Arthur Andersen LLP
                        501 North 44th Street, Suite 300
                             Phoenix, Arizona 85008

                                  LEGAL COUNSEL
                               Bell, Boyd & Lloyd
                             70 West Madison Street
                             Chicago, Illinois 60602

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied or preceded by a currently effective prospectus of the Fund. No sales charge to the shareholder or to the new investor is made in offering the shares of the Fund.